Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 05, 2021
Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2021
Prospectus Date	rr_ProspectusDate	Feb. 05, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Tax Exempt Long-Term Fund | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UZTLX
Tax Exempt Intermediate-Term Fund | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UZTIX
Tax Exempt Short-Term Fund | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UZTSX
Income Fund | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UZINX